UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2009 – December 31, 2009

Item 1.  Schedule of Investments.

GRISANTI BROWN VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (Unaudited)

Shares	Security Description		Value

Common Stock - 100.6%

Consumer Discretionary - 7.3%
11,070	Target Corp.		$ 535,456
168,050	Wendy's/Arby's Group, Inc., Class A		788,155
			1,323,611

Consumer Staples - 7.9%
10,500	Energizer Holdings, Inc. (a)		643,440
21,750	Walgreen Co.		798,660
			1,442,100

Energy - 7.5%
46,850	The Williams Companies, Inc.		987,598
20,700	Weatherford International, Ltd. (a)		370,737
			1,358,335

Financial Services - 17.7%
68,100	Bank of America Corp.		1,025,586
20,510	JPMorgan Chase & Co.		854,652
43,900	The Charles Schwab Corp.		826,198
2,980	The Goldman Sachs Group, Inc.		503,143
			3,209,579

Healthcare - 14.5%
9,990	Becton Dickinson and Co.		787,811
54,450	Pfizer, Inc.		990,445
15,320	Teva Pharmaceutical Industries, Ltd., ADR		860,678
			2,638,934

Industrials - 11.0%
5,680	Lear Corp. (a)		384,195
21,750	Navistar International Corp. (a)		840,746
9,550	Pentair, Inc.		308,465
24,000	Terex Corp. (a)		475,440
			2,008,846

Insurance - 8.8%
27,760	Axis Capital Holdings, Ltd.		788,662
16,440	Chubb Corp.		808,519
			1,597,181

Materials - 2.9%
8,870	The Mosaic Co.		529,805

Technology - 23.0%
48,970	Applied Materials, Inc.		682,642
32,800	Cisco Systems, Inc. (a)		785,232
23,500	Fiserv, Inc. (a)		1,139,280
21,200	Hewlett-Packard Co.		1,092,012
15,340	Microsoft Corp.		467,717
			4,166,883

Total Common Stock (Cost $16,707,173)			$ 18,275,274

Total Investments - 100.6%
(Cost $16,707,173)*			$ 18,275,274
Other Assets and Liabilities, Net - (0.6%)			(103,103)
Total Net Assets - 100.0%			$ 18,172,171

ADR American Depository Receipt

(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

	Gross Unrealized Appreciation	$ 2,300,784
	Gross Unrealized Depreciation	(732,683)
	Net Unrealized Appreciation	$ 1,568,101

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2009:

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs"
used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ 18,275,274
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total Investments	$ 18,275,274

The Level 1 inputs displayed in this table are Common Stock.
Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS
AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT
OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:        February 04, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:       February 04, 2010

By:          /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:       February 04, 2010